Cove Street Capital Small Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Communication Services - 16.0%
E.W. Scripps - Class A(a)	708,388	$2,224,338
IAC, Inc.(a)	25,000	1,171,250
Liberty TripAdvisor Holdings, Inc. - Class A(a)	615,500	289,285
		3,684,873

Consumer Discretionary - 5.5%
Advance Auto Parts, Inc.	9,000	569,970
Motorcar Parts of America, Inc.(a)	110,883	684,148
		1,254,118

Energy - 1.0%
Hallador Energy Co.(a)	30,000	233,100

Financials - 14.0%
Global Indemnity Group - Class A	40,000	1,243,424
StoneX Group, Inc.(a)	9,000	677,790
Tiptree, Inc.	43,327	714,463
White Mountains Insurance Group, Ltd.	327	594,306
		3,229,983

Health Care - 8.6%
Great Elm Group, Inc.(a)	100,000	180,000
InfuSystem Holdings, Inc.(a)	81,217	554,712
TruBridge, Inc.(a)	65,000	650,000
Viemed Healthcare, Inc.(a)	90,000	589,500
		1,974,212

Industrials - 7.9%
Clarivate PLC(a)	100,474	571,697
DLH Holdings Corp.(a)	36,218	382,462
KBR, Inc.	5,000	320,700
Park Aerospace Corp.	39,649	542,399
		1,817,258

Information Technology - 22.7%
American Software, Inc. - Class A	60,000	547,800
Climb Global Solutions, Inc.	14,499	910,682
Red Violet, Inc.(a)	37,700	957,580
Research Solutions, Inc.(a)	482,061	1,229,256
SecureWorks Corp. - Class A(a)	91,431	640,017
ViaSat, Inc.(a)	73,753	936,663
		5,221,998

Materials - 14.4%
American Vanguard	130,626	1,123,383
Compass Minerals International, Inc.	30,000	309,900
Ecovyst, Inc.(a)	97,744	876,764
NewMarket Corp.	1,000	515,570
Triple Flag Precious Metals Corp.	32,000	496,000
		3,321,617

Real Estate - 3.7%
Outfront Media, Inc.	60,000	858,000
TOTAL COMMON STOCKS (Cost $18,748,857)		21,595,159

CONVERTIBLE PREFERRED STOCKS - 5.2%	Shares	Value
Lifecore Biomedical, Inc., Series A, 7.50%, Perpetual (b) (c)	1,644	1,204,559
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,643,642)		1,204,559

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
Invesco Treasury Obligations Portfolio - Class Institutional, 5.14%(d)	77,085	77,085
TOTAL SHORT-TERM INVESTMENTS (Cost $77,085)		77,085

TOTAL INVESTMENTS - 99.3% (Cost $20,469,584)		$22,876,803
Other Assets in Excess of Liabilities - 0.7%		160,040
TOTAL NET ASSETS - 100.0%		$23,036,843

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
rate shown represents the 7-day effective yield as of June 30, 2024.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,204,559 or 5.2% of net assets as of June 30, 2024.

(c) (d)	PIK-dividends are paid in kind. The ate shown represents the 7-day effective yield as of June 30, 2024.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	21,595,159	–	–	21,595,159
Convertible Preferred Stocks	–	–	1,204,559	1,204,559
Money Market Funds	77,085	–	–	77,085
Total Investments	21,672,244	–	1,204,559	22,876,803

Refer to the Schedule of Investments for additional information.